Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Dividends, Per Share, Cash Paid	$ 4.07	$ 3.76	$ 3.76